Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Tables)	12 Months Ended
Dec. 31, 2022
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Schedule of financial performance and cash flow information related to discontinued operation

Years ended December 31,	2022	2021
Revenue	$31,123	$—
Operating expenses	(1,244,691)	(3,550,441)
Other expenses	(123,033)	(2,107,053)
	(1,336,601)	(5,657,494)
Loss on loss of control of subsidiary	(2,085,624)	—
Loss on discontinued operations	$(3,422,225)	$(5,657,494)

Exchange differences on translation of discontinued operations	$(450,040)	$636,135
Other comprehensive income from discontinued operations	$(450,040)	$636,135

Cash flows provided by operating activities	$1,060,350	$7,414,607
Cash flows used in investing activities	(1,003,529)	(570,864)
Cash flows provided by (used in) financing activities	(95,696)	6,832,634
Effects of exchange rate changes on cash and cash equivalents	18,909	(1,263)
Net change in cash provided by (used in) the subsidiary	$(19,966)	$9,846

Carrying amount of net assets immediately prior to loss of control of subsidiary	$2,375,840	$—
Reclassification of foreign currency translation reserve	(290,216)	—
Loss on loss of control of subsidiary	$2,085,624	$—

Schedule of carrying amounts of assets and liabilities of Bophelo Bio Science and Wellness (Pty) Ltd

Cash	$739,947
Accounts receivable	21,854
Prepayments	578,070
Property, plant and equipment	1,887,435
Right-of-use assets	1,745,205
Intangible assets	210,402
Total assets	$5,182,913

Trade and other payables	115,120
Lease liability	2,375,590
Long-term debt	316,363
Total liabilities	$2,807,073

Net assets	$2,375,840